[TYPE] N-1A POS AMI
         [DESCRIPTION]  POST-EFFECTIVE AMENDMENT No. 1  to
                        N-1A EL

                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
    1933



         Post-Effective Amendment No. 1               X



                             and/or
    REGISTRATION STATEMENT UNDER THE INVESTMENT
    COMPANY ACT OF 1940




     Amendment No. 1                             X



                         (Check appropriate box or boxes.)

    The Staar Investment Trust

       Exact Name of Registrant as Specified in Charter)

    604 McKnight Park Drive, Pittsburgh, PA           15237
         (Address of Principal Executive Offices)     Zip Code)

    Registrant's Telephone Number(including Area Code)(412) 367-9076

    J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)


    Copies to Alan Z. Lefkowitz, Esquire, Kabala & Geeseman, 200
    First Avenue, Pittsburgh, PA  15222

     It is proposed that this filing will become effective (check appropriate box)

         X immediately upon filing pursuant to paragraph (b)

         on (date) pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a)

        on ________________ pursuant to paragraph (a) of Rule
         485
    As soon as possible after the effective date of the Registration under the Securities Act of 1933


         Registrant hereby elects to register an indefinite number of shares under the Securities Act of 1933 in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940 [17 CFR 270.24f-2].1

                              THE STAAR INVESTMENT TRUST

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 481(a)
                         UNDER THE SECURITIES ACT OF 1933

    Form N-1A

    Item       Registration Statement                 Prospectus
    No.        Caption                                Caption
    1.         Cover Page                             Cover Page
    2.         Synopsis                               (a)
    3.         Condensed Financial Information        (a)
    4.         General Description of Registrant      Cover Page, The
                                                      Funds, the Advisor;
                                                      General  Investment
                                                      Objectives and
                                                      Policies
    5.         Management of Fund                     Management of
                                                      the Funds
    5A.        Management Discussion of               (a)
               Funds Performance
     6.        Capital Stock and                      (a)
               Other Securities
     7.        Purchase of Securities                 How to Buy
                                                      Shares
                                                      being offered
     8.        Redemption or Repurchase               How to Redeem
                                                      Shares
      9.       Pending Legal Proceedings              (a)

    Additional Information                  Statement of Additional  Information
    Caption
    10.        Cover Page                          Cover Page
    11.        Table of Contents                   Table of Contents
    12.        General Information
               and History                         General Information
                                                   and  History
    13.        Investment Objectives               Investment Objective
                and Policies                       and  Policies, Investment
                                                   Restrictions
    14.        Management of the Fund              Board of Trustees
    15.            Control Persons and             Control Persons and
                   Principal Holders of            Principal Holders of
                   Securities                      Securities

    16.        Investment Advisory and             Investment Advisory and
                   Other Services                  other services
    17.        Brokerage Allocation and other      Brokerage Allocation and
               other Practices                     other Practices

    18.        Capital Stock and                   (a)
    19.         Purchase Redemption and Pricing    Purchase, redemption and
                of shares                          pricing of Shares
    20.        Tax Status                          Dividends,Capital
                                                   Gains, Distributions &
                                                   Taxes
    21.         Underwriter                        (a)
    22.         Calculations of Performance Data   Performance Data
    23.         Financial Statements               Financial Statements

    (a)  Not Applicable

                                    PROSPECTUS

                               September 21, 1998



                             THE STAAR INVESTMENT TRUST

                              604 McKnight Park Dr.
                              Pittsburgh, PA  15237
                                  412-367-9076

                            New Account Information:
                            1-800-33ASSET P.I.N.3370

                          Shareholder Account Services:
                            1-800-33ASSET P.I.N.3371

                           Pittsburgh Local:  367-9076

                                  Contents Page

                  Expenses. . . . . . . . . . . . . . . ....... 7
                  Fund Information. . . . . . . . . . .  . 8
                  Risks . . . . . . . . . . . . . . . . . . ..... 12
                  Management. . . . . . . . . . . . . . . . 15
                  How to Purchase Shares. . . . ..... 16
                  How to Sell Shares. . . . . . . . . ... 19
                  How to Exchange Shares. .  . ..... 19
                  Dividends, Capital Gains,
                     Distributions & Taxes. . .  . . . . 22
                   Glossary. . . . . . . . . . . . . . . . . . 23


    A "Statement of Additional Information" about the Trust, dated 9/21/98, has been filed with the Securities and Exchange Commission and has been incorporated by reference into this prospectus. A copy may be obtained without charge by writing to the Trust or by calling the New Account Information number.

        A glossary of terms used in this prospectus is found on Page __.
          This prospectus contains concise information important for a prospective investor to know before investing. This prospectus should be read thoroughly and retained for future reference.

         The STAAR Investment Trust (the Trust),

 a Pennsylvania business trust, is  an
open-end
    non-diversified management investment company which consists of six separate series portfolios. Each is referred to in this prospectus as a "Fund". Together, they are referred to as the "Funds".

         The Funds are organized in such manner that each Fund corresponds to a standard asset allocation category, with the exception of the AltCat Fund which is a flexibly-managed fund that may invest in assets not included in the other
Funds.  The
    Funds are:

               The Intermediate Bond Fund (IBF)
               The Long-Term Bond Fund (LTBF)
            The Larger Company Stock Fund (LCSF)
           The Smaller Company Stock Fund (SCSF)
                The International Fund (INTF)
          The Alternative Categories Fund (AltCat)


         Each Fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. The Funds are no-load funds. There are no sales loads or commissions on the purchase or fees upon redemption. Each Fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities subject to the limitations outlined herein. To the extent other open-end funds are employed, this strategy will result in higher annual expenses incurred than if you invested directly in those mutual funds.

    Shares of the Funds are not deposits or obligations of or insured or guaranteed by the U.S. Government, any financial institution, the Federal
    Deposit Insurance Corporation or any
    other agency. The purchase of Fund shares involve investment risks, including the possible loss of principal.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
    COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
    ANY
    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
    ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
    CONTRARY IS A CRIMINAL OFFENSE.





    Trust Expenses

    (Period Ending 12/31/97)

    Shareholder Transaction Expenses




                             IBF  LTBF      LCSF      CSF  INTF           ACF
    Maximum Sales Load
    Imposed on
    Purchases                     None on any of the Funds


    Sales Load Imposed
    on Reinvested
    Dividends                     None on any of the funds

    None on any of the funds


    Wire Redemption Processing Fees

    $20
    $20
    $20
    $20
    $20
    $20


    Deferred Sales Load                None on any of the Funds


    Exchange Fee                    None on any of the Funds



    Other Redemption Fees          None on any of the Funds


                          ANNUAL FUND OPERATING EXPENSES*

                      (As a percentage of average net assets)



                        IBF      LTBF     LCSF      SCSF     INTF      ACF
    Management Fees*    .47%     .55%     .46%      .88%     .87%      .73%

    12B-1 Fees          None     None     None      None     None      None

    Other Expenses*     .09%     .09%     .09%      .09%     .09%      .09%

    Total Fund
    Operating Expenses  .56%     .64%     .65%      .97%     .96%      .82%




    The Trust has adopted a 12b-1 plan. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.


    Example
    You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) Redemption at the end of each time period and (3) Maximum Management Fee.)




                          IBF       LTBF     LCSF     SCSF   INTF    ACF
                                                                     < c>
              One Year    $ 6       $ 7      $ 8      $ 10   $ 10    $ 9

              Three Years $ 18      $ 21     $ 22     $ 32   $ 32    $ 27





    The purpose of the above table is to assist the investor in understanding the various costs and expenses an investor in the funds would bear directly or indirectly.



         *Management fees include services in addition to investment advisory services. The Advisor may also provide, according to the Advisory Agreement, directly or through sub-contractors transfer agency, custodial services, accounting, pricing, legal, general administration, marketing and other services which are included in the advisory fee. The management fees listed are actual for the period. Maximum fees according to the Advisory Agreement are .63% IBF, .72% LTBF and .90% for LCSF, SCSF, INTF and ACF. Management fees do not include brokerage fees, taxes or direct fees and expenses of the trustees, except as provided in the Advisory Agreement. Nor do they include expenses of any mutual funds owned by the trust funds.(See
    "Risks - Investment Company Risks") Other expenses include direct fees and expenses of the trustees.

    Financial Highlights

         The following has been audited by Carson & Co., independent auditors. This table should be read together with the financial statements which are included in the Statement of Additional Information and annual report.

    Selected Per-Share Data


                               Year End December 31
            --IBF--    --LTBF--   --LCSF--   --SCSF--   --INTF--    --ACF--
                 1997    1996    1997    1996    1997    1996    1997    1996
1997    1996    1997    1996

NAV Beg Period   9.97    0.00    10.25   0.00    10.62   0.00    10.31   0.00
10.76   0.00    10.25   0.00

Net Inv Income   0.52    0.30    0.62    0.32    0.21    0.13    0.13    0.18
0.16    0.15    0.10    0.15

Net realized
and unrealized
gains on
securities       0.13    0.09    0.50    0.27    2.37    0.75    1.33    0.31
0.15    0.68    0.28    0.31

Total income
from investment
operations       0.65    0.39    1.12    0.59    2.58    0.88    1.46    0.49
0.31    0.83    0.38    0.46


Net Dist. from
Inv. Income      -0.39   -0.17   -0.56   -0.26   -0.21   -0.14   -0.13   -0.19
-0.16   -0.15   -0.10   -0.16

Net Dist. From
Net Realized
Gains            -0.01   0.00    0.00    0.00    -0.83   -0.28   -0.19   -0.31
-0.41   -0.13   0.00    -0.08

Total
Distributions    -0.40   -0.17   -0.56   -0.26   -1.04   -0.42   -0.32   -0.50
-0.57   -0.28   -0.10   -0.24


Net Asset Values

   Shares
   Purchased     FY      9.75    FY      9.92    FY      10.16   FY      10.32
FY      10.21   FY      10.03

   End of Yr     $10.22  $9.97   $10.81  $10.25  $12.16  $10.62  $11.45  $10.31
$10.50  $10.76  $10.53  $10.25


Ratios

Net Assets at
End of Year
(in $1000's)     622     256     339     215     1,276   736     1,177   667
1,126   618     307     124

Portfolio
Turnover Rate    8.97%   0.00%   0.00%   6.21%   10.47%  0.00%   5.04%   0.00%
0.00%   0.00%   3.48%   0.00%


Ratio of
Expenses to
Average
Net Assets (%)   0.56%*  0.39%   0.64%*  0.44%*  0.65%   0.99%   0.97%   0.99%**
0.96%** 1.42%*  0.82%*  0.74%

Ratio of Net
Investment
Income to Avg.
Net Assets (%)   5.56%   1.05%   5.86%   2.55%   2.22%   1.54%   1.36%   3.00%
1.76%   1.88%   1.29%   1.60%

* Advisory Fees were waived as follows:

       12/31/96   12/31/97

IBF     $ .02     $   -
LTBF      .02         -
ACF       .03       .01
LCSF        -       .05
INTF        -       .03

** Includes foreign tax paid equal .43% in 1996 and .18% in 1997

See notes to financial statements
FY:  First year calculation
NOTE: Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996.


    The Funds

         STAAR Investment Trust

    (the Trust) is a Pennsylvania business trust formed on 02/28/96. It is registered as an open-end, non-diversified, management investment company. Each Fund in the Trust's series of Funds will be treated as a non-diversified investment company under the Investment Company Act of 1940. Mutual funds in which any series
    Fund of the STAAR Investment Trust may invest may themselves be diversified investment companies.(See "Risks - Non-Diversified Fund Risks".)

         The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal
    Revenue Code and expect to be treated as a regulated investment company for income tax purposes. The Funds will be able to invest in shares of other open-end and closed-end mutual funds as well as in individual securities.
         The Trust consists of six portfolios, each known as a separate Fund and managed separately from the other Funds. Together they are referred to as the Funds. Investment in any of the Funds entails various risks, and there can be no assurance that the objectives of the Funds can be attained (see Risks, Page 5).

         The Fund names and abbreviations are as follows:


               The Intermediate Bond Fund (IBF)
               The Long-Term Bond Fund (LTBF)
               The Larger Company Stock Fund (LCSF)
               The Smaller Company Stock Fund (SCSF)
               The International Fund (INTF)
               The Alternative Categories Fund (AltCat
                       or ACF)


               The Advisor,

    STAAR Financial Advisors, Inc.,

    serves as
    the Trust's overall investment advisor pursuant to an Investment Advisory Agreement (the "Advisory Agreement").


    General Investment Objectives & Policies

    Each Fund has its own objectives, policies and strategies designed to meet different investor goals. The funds may invest in a variety of securities to achieve their objectives, including shares of other open-end and closed-end mutual funds as well as in individual securities. A Fund may invest up to 25% of its assets in any one mutual fund and up to 15% of its assets in any one individual security, such as a stock or bond, except for individual money market instruments (such as U.S. Treasury securities having maturities of less than 52 weeks), in which the trustees may invest with no percentage restriction. The IBF and LTBF
    Funds, however, may hold up to 25% of their value in a single U.S.
    Treasury Note or Bond. The funds may invest in money market mutual funds, short-term U.S. Government Securities or other short-term instruments when it is considered prudent by the trustees and advisors to do so either for liquidity or for risk management purposes. These types of holdings will be referred to as "cash" positions in this prospectus. While there are no restrictions on cash positions within the Funds, the general policy is to have no more than 35% of a Fund's assets invested in cash positions.

         In general, the non-cash holdings of the Funds will be selected so as to have a high correlation to the asset class for which they are named. This will allow the investor to better utilize asset allocation as a planning and risk-management tool.
         In pursuing the objectives of each Fund, the trustees will seek diversification and may use a multiple manager approach including use of open-end and closed-end mutual funds, outside private managers or inside management. No more than 25% of any Fund may be placed with any single outside manager. The IBF, LTBF and ACF funds may be fully managed in-house.

         Managers, may, from time to time, employ derivatives in their investment strategies. However, such holdings should represent a minority (generally not in excess of 5%) of any manager's holdings, and if any strategies employed are deemed to add undue risk to a Fund, the Trustees may remove assets from such managers. Managers may also invest in illiquid securities, but such securities may not make up more than 15% of the total assets of any Fund.

                    Specific Fund Objectives

         The IBF's objective is to provide current income with reasonable concern for safety of principal by investing primarily in U.S. Government obligations and fixed rate corporate debt instruments of between one and ten years maturity. Growth of capital is secondary. The Corporate debt obligations will generally be investment grade bonds. It must invest at least 65% of its assets in debt instruments with a dollar weighted average maturity between three (3) to ten (10) years. Under normal circumstances, the Fund will invest at least 40% of it's assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. Cash positions may be increased or decreased depending on risk management and liquidity considerations.


         The LTBF's objective is to provide current income with reasonable concern for safety of principal by investing primarily in U.S. Government obligations and fixed rate corporate debt instruments for the most part of ten (10) years or greater maturity. The Corporate bonds will generally be investment grade bonds. Growth of capital is secondary. It must invest at least 65% of its assets in debt instruments with a dollar weighted average maturity of greater than ten (10) years. Under normal circumstances, the Fund will invest at least 40% of it's assets in debt securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. Cash positions may be increased or decreased depending on risk management and liquidity considerations.

         The LCSF's objective is to provide long-term growth of capital with some income by investing primarily in common stocks of U.S. larger companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as companies having market capitalization of $3 billion or greater. Any open-end or closed-end funds purchased by the Fund must undergo a significant evaluation to assure that the objectives, management styles and holdings of such funds are consistent with the objective of the Fund. Any private managers employed will be similarly evaluated and must agree to purchase only securities that have a high correlation to the asset class for which the Fund is named. Cash positions may be increased or decreased depending on risk management and liquidity considerations.

         The SCSF's objective is to provide long-term growth of capital by investing primarily in common stocks of U.S. smaller companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as companies having market capitalization of less than $3 billion. Any open-end or closed-end funds purchased by the Fund must undergo a significant evaluation to assure that the objectives, management styles and holdings of such funds are consistent with the objective of the Fund. Any private managers employed will be similarly evaluated and must agree to purchase only securities that have a high correlation to the asset class for which the Fund is named. Cash positions may be increased or decreased depending on risk management and liquidity considerations.


         The INTF's objective is to provide long-term growth of capital by investing primarily in equity securities in markets outside the United States. Income is secondary. The Fund will not attempt to correlate with any one index. However, under normal conditions, the Fund will be broadly diversified in terms of styles and geography. At least 65% of the Funds assets will be invested in funds holding predominately stocks of companies located outside of the United States or individual stocks of companies outside of the United States. Managers will be monitored so as to not unduly expose the Fund to any one country or region. Emerging markets may be included, but may not make up more than 35% of the fund. Emerging markets investments have additional risks in that in certain emerging countries' markets may be affected adversely by political turbulence, liquidity of the markets and volatile swings in the prices on such markets which seem to have no correlation to the inherent values of the shares. Occasionally, a global mutual fund that invests a minority of its assets in the U.S. may be considered if the holdings, objectives and strategies of such a fund are deemed desirable. Any open-end or closed-end funds purchased by the Fund must undergo an evaluation to assure that the objectives, management styles and holdings of such funds are consistent with the objective of the Fund. Any private managers employed will be similarly evaluated and must agree to purchase only securities that have a high correlation to the asset class for which the Fund is named. Cash positions may be increased or decreased depending on risk management and liquidity considerations. Cash positions taken by the trustees will normally be held in U.S. market instruments, though managers may take cash positions in other than U.S. market instruments. Managers may also employ various currency risk management techniques.


         The ACF's objective is to provide growth of capital by investing in a wide variety of investments that may or may not be found in the other funds. Income is secondary and could vary from high to low.
    The Fund may invest in any kind of investment security allowable under securities law. Under normal conditions, the majority of holdings will be in assets not found directly or in large amounts in the holdings of the other Funds. Examples of the types of assets that may be held in the AltCat Fund: real estate mutual funds and investment trusts (REITs), precious metals, sector funds, foreign funds and currencies, special situation stocks, or other assets offering long-term or short-term opportunities. The fund may also hold, from time to time, assets similar to those held in one of the other funds if that particular asset class offers a significant opportunity. Because of the flexible and broad nature of this Fund's objectives, it should be considered aggressive and of high risk nature. Cash positions may be increased or decreased depending on risk management and liquidity considerations.


    Risks

         Like any investment program, an investment in any of the Trust Funds entails a certain amount of risk. Among the risks to which an investor may be exposed are:

               Market Risk - values can fluctuate with and can be affected by the market.

               Investment Risk - principal may be at risk regardless of market conditions.

               Liquidity Risk - principal may not be available, or premature liquidation could result in loss or penalty.

               Opportunity Cost - use of your capital in one investment precludes its use in another investment or for some other purpose.

               Inflation/deflation Risk - Erodes purchase power and/or value of assets.

               Rate Risk - locking in rates of interest can be adverse if rates rise prior to maturity. Conversely, falling rates can result in decreased income if the interest-bearing investments are not locked into long maturities

               Currency & Political Risks - In global markets currency exchange rates among nations change daily, which can affect the value of a security in terms of U.S. dollars even if the value is unchanged in the security's own country. Also, political changes within other nations present a variety of risks to securities of those nations.

               Manager Risks - Mutual fund and private managers usually have discretion over moneys they invest. Such managers could fail to effectively achieve investment objectives of their respective funds thus impacting on the ability of the Funds to achieve their objectives..


         Non-Diversified Fund Risk - Non-diversified funds have a risk arising from too concentrated an investment mix which may be impacted by events more than their effect on the market as a whole.. The Trust
    Funds are to be invested primarily in diversified mutual funds, which in themselves, provide a diversification of the underlying securities. It is unlikely that the funds will be investing in Non-Diversified funds.


         Investment Company Risks - Open-End Mutual funds are by law obligated to redeem shares held by a Fund in an amount limited to 1% of the outstanding securities of that mutual fund in any period of less than 30 days. Thus, in the unlikely event, that a all of the Funds, when aggregated hold more than 1% of the outstanding securities of any mutual fund, the excess will be considered ot readily marketable. The Funds are limited to holding not more than 15% of their assets in not readily marketable securities. Investment managers for the underlying mutual funds are independent and may be purchasing shares of an issuer which are being sold by another fund in which a Fund invests causing additional transaction costs. In addition, investing in mutual funds through one of the Trust Funds involves the expenses of both the Trust Fund and the funds in which it invests. These expenses may be more than you would pay if you invested directly in the fund in which the Trust Fund invests. You may also be subject to certain tax results which you may not otherwise have, or to a greater imposition of tax in any given year than you would have if you invested directly.

         Also, investment companies, in certain circumstances, may redeem shares in whole or in part, by a distribution in kind from its portfolio. Consequently, a Trust Fund may hold for a time specific securities which it received from an underlying fund in redemption. Disposition of such shares may result in a loss or additional expense. The Trustees do not anticipate such a distribution occurring because they are rare. However, it is possible.

         In general, the higher the return desired, the more risk there will be. Any investment has risks. The Trust can neither eliminate or avoid risks.
    Investors should anticipate that there will be times when the value of any Fund could go down. The Trust considers risks in the selection and monitoring of managers and securities as well as in the adjustment of cash positions. Though denominated a Non-Diversified Fund, each Fund will include a variety of mutual fund or other securities within the objectives of each Fund. In addition, a variety of management styles may be used
    as appropriate to each Fund.   For instance, Funds investing in stocks may
    include a mix of  growth and value styles.

         The Trust was founded on February 28, 1996 and has minimal operating history. There has been a substantial growth in the number of mutual funds and fund families in the past several years. There are more funds vying for the investment dollar. There is no assurance that any of the Trust Funds can reach the size necessary to maintain its staff and shareholder services in the near future.

        The Trust's performance is substantially dependent on the performance of its advisor, STAAR Financial Advisors, Inc. However, to the extent that the Trust Funds invest in other open-end investment companies, which are separately managed, this risk is minimized.

    How the Trust Chooses and Monitors Investments

         The trustees have entered into an advisory agreement with STAAR Financial Advisors, Inc. (SFA) to provide a number of services, including investment management, research and recommendations regarding the selection of mutual funds and individual securities, as well as advice on risk management strategies. SFA advice includes:

    Mutual Fund Selection

         Among the thousands of mutual funds available, the difference between the performances of the top funds compared to the averages of all funds in any given category is often significant. (See Table A). SFA screens funds and recommends those which it believes have a higher probability of above average performance within their categories over longer periods of time. Among the factors considered are: correlation to asset allocation categories, objectives, management style and philosophy, management tenure, portfolio holdings, annual expense ratios, past performance, volatility and shareholder services. The primary factor is a relatively high correlation to the objectives of the respective Fund of the Trust. This evaluation process is ongoing, and it is anticipated that the selection of (and allocation to) mutual funds owned by the trust will change periodically. Of course there is no assurance that the funds selections will result in the performance reflected in Table A below.

         The Funds may invest in mutual funds that are sold with front-end sales charges (loads) as well as those which are not sold with such charges. However, the Funds will utilize quantity discount and any other available programs to avoid or minimize any such charges.

    Private Manager Selection
         SFA will evaluate and assist the Trustees in monitoring any private managers which may be employed. Private managers will be evaluated in a similar manner to mutual funds, with special attention to private managers' willingness to correlate security selection according to each Fund's stated asset allocation class.

    Individual Security Selection
         SFA will also advise the Trustees regarding individual securities. Regarding stocks and bonds, SFA and the Trustees may use a variety of industry research and data services, as well as research and recommendations provided by broker-dealers with which the Funds may have accounts. Regarding bonds and any fixed-rate guaranteed instruments, SFA will provide advice as to selection and maturities.

    General Analysis Approach
         Elements of both Fundamental and Technical Analysis may be employed. Fundamental Analysis may include, but is not limited to, analyzing price-earnings and price-book value ratios, dividend yields, growth in sales, growth in total return, return on equity, return on capital and, for debt instruments, credit ratings, maturities, duration, yields to maturity and volatility. Technical analysis may include, but is not limited to, analyzing moving averages, chart variations and relative strength.
         Regarding mutual funds, analysis may also include analyzing manager philosophies and tenure, style, cash positions, performance in different market conditions and allocation of holdings within the funds.


                         Table A
       Average Annualized Total Return Performance
        For the five year Period ending 3/31/1998
            of funds existing five years ago


    Mutual Fund Type
    Average of all funds in
    category
    Average of Top 50%
    of Funds in Category




    Domestic Larger
    Company Growth &
    Income Funds
    19.24%
    21.30%


    Domestic Small
    Company Stock
    Funds
    17.90%
    20.70%


    Foreign Stock Funds
    12.88%
    15.43%


      Compiled by STAAR SYSTEM Financial Services, Inc. from data provided by Morningstar's Principia for Mutual Funds.



    Management of The Funds

    The Board of Trustees
         The Trustees of the Trust are responsible for day-to-day operations. The trustees determine how the assets of each Fund are to be invested, set general policies and choose officers. Additional information about the Trustees and executive officers of the trust may be found in the Trust's Statement of Additional Information under "Trustees and Officers".

    The Advisor
         The Advisor to the Trust is STAAR Financial Advisors, Inc.
    (SFA), principal offices of which are located at 604 McKnight Park Dr., Pittsburgh, PA 15237. SFA provides overall advice regarding the strategies and make-up of the Funds, including recommendations regarding specific mutual funds, private managers and individual securities. SFA also provides administrative, accounting, customer service and marketing services to the Trust. In addition to serving as advisor to the Trust, SFA provides investment and financial planning advice on a regular basis to individuals, qualified plans, corporations, charitable organizations, trusts and estates. The President of SFA is J.Andre Weisbrod. Mr. Weisbrod has over 17 years experience in the financial services industry and is majority owner of SFA.

    The Transfer Agent
         The Trust has employed STAAR Financial Advisors, Inc.
    (SFA), principal offices of which are located at 604 McKnight Park Dr., Pittsburgh, PA 15237, to serve as transfer agent, dividend paying agent and shareholder services agent for the Trust.


    The Custodian
         The Trust has employed StarBank, the principal offices of which are located at 425 Walnut Street,.M/L 6118, P.O. Box 1118, Cincinnati, Ohio 45201-1118 to serve as Custodian for the Trust Funds.


    Brokerage Allocation
         The Trustees may select brokers who execute purchases and sales of each Fund's securities, may place orders with brokers who provide brokerage and research services to the Trust and its Advisor, and are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. The Trustees may also use a broker-dealer that may have a relationship with officers or employees of the Advisor.


    Distribution
         Effective 9/3/98The Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the Trust, as a percentage of net assets, for the previous year is listed earlier under "Trust Expenses".


    Investment Transactions
         Security transaction orders are placed by STAAR Financial Advisors, Inc. SFA strives to obtain the best available prices while considering quality of order execution and other services. Fixed income securities are generally traded on a "net" basis, which means they are obtained from a dealer acting as principal for its own account and having no stated commission, though a profit for the dealer is built into the price.
    Initial offerings or securities purchased directly from an issuer will also generally not state a commission, though a profit is built in, often referred to as a discount or concession.

    Net Asset Value
         The Net Asset Value (NAV) of a share of each Fund is calculated based on the 4:00 P.M. closing price of securities on each day that the New York Stock Exchange is open. The NAV is determined by dividing the total of each Fund's investments and other assets less any liabilities by the total number of outstanding shares of each Fund.
         The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by such funds.
    Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's
    Funds will be performed as soon as possible after 4 P.M., but no later than
    the opening of the market on the next trading day.   The Trust can take no
    responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

    How to Purchase Shares

         Shares may be purchased by individuals, retirement plan trustees, corporations and fiduciaries using a written application form (included with this prospectus or obtainable from Shareholder Services). Legible photocopies of the form are acceptable if you desire to open more than one account. Additional prospectuses may be obtained by writing or calling STAAR Financial Advisors, Inc. at the address and telephone number listed on the cover of this prospectus.
         Shares of each fund are purchased at the next offering price after the properly executed forms and money are received by the Fund or its Transfer Agent. It should be noted that the Funds must delay pricing until any mutual funds owned by each Fund are priced. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.
         The minimum initial investment in the Trust is $25,000. The investment may be divided among the Funds by dollar amount or percentage allocation, except that the minimum initial deposit to any single Fund is $1,000. The $25,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her. The minimum subsequent investment to any single Fund is $100, except automatic check draft plans for which the minimum subsequent investment is $50.

    The investor is responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
         The Trust reserves the right to waive or reduce the minimum initial amount for certain investors, including tax-deferred retirement plans.
         Purchases received after 3:00p.m. on any trading day may be credited on the following trading day.

    Additional Investments

         Additional investments to an existing account may be made by mailing a check payable to STAAR Investment Trust and specifying the amounts to be allocated to each Fund. Additional investments will be allocated among Funds according to the most recent allocation executed if not instructed otherwise in writing by the shareholder. However, remember that the minimum additional investment to any one Fund is $100.

    If you do not specify a
    Fund, and the amount is too small to allocate according to percentage, the deposit will be held until instructions can be clarified. To change your allocation percentages, you must submit an Investment Allocation
    Change Form (available from Shareholder Account Services) or indicate a new allocation on your statement's Additional Investment Form when you send in your next deposit.

    How to Sell Shares

         Shares may be redeemed as of any day on which the Trust is open for business. The share price received will be the Net Asset Value next determined after receipt of a properly executed request for redemption. Payment is generally mailed within five business days after receipt of the request. Payment will be mailed to the name and address of record unless specified otherwise with a letter "signature-guaranteed" by a bank, savings association, credit union or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. Redemption requests of $5,000 or more must include a signature guarantee. The minimum non-automatic withdrawal from any single Fund is $250. If the amount in the Fund is less than $250, the Fund account will be closed.

    How to Exchange Shares

         A shareholder may exchange shares of a Fund for Shares of another
    Fund at Net Asset Value (without a sales charge). Shareholders are limited to six (6) exchanges among Funds within the Trust per calendar year. Exchanges are subject to any applicable minimum initial and subsequent purchase requirements and must be in amounts of $500 or more to and from any single Fund.
         Requests for Exchanges may be made by telephone to the Shareholder Services line or in writing. If the request is made in valid form and is received before 3:30 P.M. eastern standard time, the exchange will be made at the Net Asset Value on the close of that day. Otherwise, the exchange will be made the next trading day.
         Exchanges are allowed only for shares of Funds offered for sale in your state of residence at the time of the exchange. The Trust may terminate or modify the Exchange Privilege upon 30 days' prior notice to Shareholders.
         The Trust is not responsible for any taxable capital gains which may be caused by an exchange. Nor is it responsible for any loss of account value due to an exchange.

    Reasonable Procedures to Verify Transaction Instructions
         The Trust employs reasonable procedures to verify that transaction instructions are genuine. First, all exchange or redemption requests must include personal identification of the caller, the name of the account (as recorded), the account number and the Social Security Number or Tax I.D. Number of the account holder. The request must be made by the account holder or authorized person(s) for which written proof of authorization is on file. Otherwise, the transaction request will not be acted upon. Proceeds of redemptions will be mailed only to the name and address of record unless authorized differently with a signature-guaranteed letter or on the original application. Regardless, any redemption request in excess of $5,000 must be made with a signature-guaranteed letter. The trust is not responsible for any written transactions which are reasonably considered by Trust or Transfer Agent employees to be made by an authorized person(s).

    Telephone Transactions
         Telephone exchange and redemption privileges are automatically extended to shareholders unless they elect not to receive them. A new application must be submitted to elect the privileges for an existing account if the shareholder had previously rejected the privileges.
    Telephone exchanges will only be performed if the caller can provide all four of the following: Name of Account, Account Number, Soc. Security Number (or Tax I.D. Number) and a P.I.N. Number which will be set at the time your account is opened. Neither the Trust nor the Transfer Agent will be liable for complying with telephone requests, which they believe are genuine, using these procedures. If the Trust or Transfer Agent do not employ such procedures, then they may be held liable for losses due to unauthorized or fraudulent instructions. (See "Reasonable Procedures" above.) Telephone redemptions of up to $5,000 may be made, but proceeds will only be mailed to the name and address of record. Telephone requests made after 3:30 P.M. may be processed at the net asset value determined on the next trading day.

    Shareholder Services

         The following valuable services are offered to help make your investments work for you as conveniently and effectively as possible:

    Assistance for New Shareholders

         If you need help filling out forms, or if you have questions regarding this prospectus or any of the Funds, you may call the New Account Information number listed on the cover of the prospectus.

    Shareholder Account Services "Help" Line

         You may call the Shareholder Services Line during normal business hours (9:00 A.M. to 5:00 P.M, Eastern Time) with questions regarding your account or telephone exchange requests. This number is listed on the front page of this prospectus.



    Investor Education

         From time to time the Trust, through SFA, plans to provide investors with valuable educational information regarding investments and financial planning, at no additional charge.

    Account Statements

         The Trust will provide consolidated statements of each account (by name, as registered). Statements will be generated quarterly and Confirmation Statements will be generated when there are transactions in your account. An Asset Allocation chart will be included in quarterly statements.


    Automatic Reinvestment

         Dividends and Capital Gains are automatically reinvested at no sales charge unless you specify otherwise on the application or by letter at a later date.

    Automatic Withdrawals


         You may elect to have automatic withdrawals taken from any Fund. Payments will be made to the name and address of record unless specified otherwise with a letter "signature-guaranteed" by a bank, savings association, credit union or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. Payments will be generated on the first business day of the month or quarter if you elect quarterly distributions.

    The minimum monthly or quarterly payment from any Fund is $250
    (except for Minimum Distribution Requirements from qualified retirement plans).

    Signatures For Any Written Transactions Must Be Exactly As Written On Original Application

    Signature Guarantee Needed for Certain Transactions

         For your protection, certain transaction requests may need to be in writing and be signature guaranteed by a bank or other eligible guarantor institution (Guarantees by Notary Publics are not acceptable). Additional documentation may be needed to determine the authority of any person or persons requesting redemption of shares held in the name of corporations, trusts, executors, administrators or other fiduciaries. Requests requiring signature guarantees include, but are not limited to:

         - Requesting payment of any distributions or withdrawals to anyone but the name and address of record.
         - The gifting or transferring of shares to another person. -Redemption Requests over $5,000

    New Application May Be Needed For Certain Changes

         A new application may be required for certain changes, including, but not limited to:

         -You wish to register an existing account under a different name.
         -You wish to transfer shares of an existing account to another person or entity.
         -You wish to add telephone redemption to an account.


     Dividends, Capital Gains, Distributions & Taxes

         Each Trust Fund will distribute substantially all of its taxable net income to shareholders as required by Subchapter M of the Internal
    Revenue Code of 1986, as amended, in order to qualify as a regulated investment company and avoid a non-deductible excise tax. Therefore, it is expected that the Funds will not be subject to Federal income tax. A
    Fund's net income consists of all income it earns from its investment activity less expenses, including any ordinary income such as interest and dividends. A Fund is required to distribute at least 98% of net earned investment income, 98% of net capital gains received in the twelve month period preceding October 31, and any undistributed balances from the preceding year.
         It is expected that the Intermediate and Long-term Bond Funds will distribute dividends on a quarterly basis.(The Trustees may change to a monthly basis at their discretion.) The other Funds will generally
    distribute dividends, if any, on a semi-annual or annual basis.   It is
    expected that capital gains, if any, will be distributed once or twice a year. Distribution dates are determined by the Board of Trustees.
         Each Fund is treated as a separate entity for federal income tax purposes. Any dividends and capital gains distributions to shareholders are ordinarily taxable to the shareholder in the year of distribution. However, the Trust is permitted under the Tax Reform Act of 1986 to make distributions up to February 1 that apply to the previous tax year. Dividend and capital gain distributions are taxable to shareholders whether they are received in cash or are reinvested in additional shares of a Fund. They may also be subject to various state and local taxes.
             Income generated by another mutual fund which is held in a Fund portfolio will be distributed to that Fund after deductions for expenses and will be taxable to Shareholders of the Fund in the same manner as any other similar income. Mutual funds may realize taxable gains independent of any decision of the Trust to buy or sell shares of such mutual funds. Therefore, it is possible that investors in a Trust Fund may have an increased tax liability in any given year. In general, a Fund will treat income to you that is attributable to income generated by any mutual funds held by the Fund as having the same character as reported by those mutual funds. In other words, a long-term capital gain reported by a mutual fund owned by a Fund will be passed on to Fund Shareholders as a long-term capital gain.
         In addition to taxable income produced by investments held in a Fund, an investor may cause a taxable gain (or loss) to be realized by selling shares or by exchanging shares of one Fund for another. It is recommended that Shareholders consult appropriate tax advisors regarding their investments.

    Other Provisions

    Right of Trust to Repurchase Shares If Account Falls Below Certain
    Minimums

         The Trust also reserves the right to close any account where total Assets in all Trust Funds fall below $5,000. The Trust reserves the right to close any single Fund account where the assets in that Fund fall below $500. The Trust will mail a notice of such decision 30 days in advance of taking any action. You will be informed of your alternatives and given an opportunity to respond. If the Trust receives no response by the end of the thirty day period, it may close the specified Fund account or the specified total Trust account and mail the proceeds to the name and address of record.

    Voting

         Shareholders are entitled to one vote per share (with proportional voting rights for fractional shares), and are able to vote for the election of Trustees as well as any matters which require a vote of shareholders, either by law or by the provisions of the Declaration of Trust. The Trust is not required to hold annual shareholder meetings. See "description of Trust" in the Statement of Additional Information.

        Auditors:  Carson & Co., 201 Village Commons, Sewickley, PA 15143

        Legal Counsel:  Kabala & Geeseman, 200 First Ave., Pittsburgh, PA
                                      15222



     Glossary

    12b-1 Fees: Fees paid to Broker-dealers for acquisition and service of shareholder accounts under regulation 12b-1.

    Asset:  A security or other item of property.

    Asset Allocation: The apportionment of assets and/or asset classes within a portfolio.

    Asset Class:  A group of assets having similar characteristics.

    Bond: A debt instrument whereby an issuer (usually a government agency or corporation) borrows money from another entity or individual with a legal obligation to pay the lender payments of interest over a specific period of time and pay back the original amount borrowed at the end of the specified period of time.
    Broker-dealers: Brokers engage in the business of buying and selling securities for others while dealers purchase and sell securities for their own accounts.
    Capital: Wealth in any form employed in or available for the production of more wealth. (Funk & Wagnall's definition)

    Capital Gains: Amount of appreciation (gain) or profit above the original principal invested. If the asset has not been sold, the gain is considered "unrealized". When the asset is sold it is considered to be "realized.".

    Cash: Monetary instruments able to be liquidated or utilized immediately without penalty and with little risk to principal. These include checking, savings, money-market and similar accounts.

    Closed-end Fund: A mutual fund which does not add new shares and which is usually traded like a stock on one of the stock exchanges. (See Open-end Fund)

    Currency:  A medium of economic exchange usually called "money".

    Currency Risk Management Techniques: Methods employed by managers to guard against portfolio losses due to changes in currency exchange rates. These may include, but are not limited to, the purchase and sale of options and futures contracts as well as direct purchase of currencies. Employment of such techniques add to expenses and may add other risk elements to a portfolio.

    Custodian: An entity which holds (has custody) of securities for another with the responsibility of safeguarding those securities..

    Debt Instruments: A security in which a party lends capital to another party in exchange for an agreement by the borrower to make payments at a rate of interest over a specific period of time and pay back the original amount borrowed at the end of the specified period of time, or, in the case of certain securities such as mortgage bonds, principal may be returned incrementally over the life of the instrument.

    Derivatives: An asset which derives its value based on the value of another asset. Examples include, but are not limited to, options and futures contracts.

    Distributions: Money, shares or units of an asset removed (distributed) from an account. These may include, but are not limited to, dividends, interest, capital gains, sales and "in kind" transfers.

    Diversification: The division of assets among different assets and types of assets, usually to minimize risk.

    Dividends: A sum of money distributed to a shareholder of a stock or mutual fund. A dividend is usually a cash distribution from profits. However, dividends are sometimes paid in the form of additional shares of the stock or mutual fund.

    Duration: The average amount of time it takes a bond to return an investor's principal investment through a combination of interest and principal payments. Except for "zero coupon" bonds, which pay no interest, bond durations are shorter than their maturities.

    Emerging Markets: In international investing, refers to countries having newer, less developed economies and investment markets.

    Exchange: 1) Refers to the exchange of shares of one of the Funds for shares of another. 2) A place where brokers meet to trade, purchase and sell securities or commodities.

    Expense Ratio: A percentage determined by dividing the annual expenses of a Fund by the average daily assets of the Fund. Foreign Currencies:
    Monetary notes or coins issued by governments other than the United
    States.

    Fund: Refers to money "pooled" from a group of investors and invested for them by professional managers. Investors each own shares of the fund proportionate to the amount invested. Each share represents a portion of all assets held by the Fund. Specifically, the term Fund is often used in this prospectus in reference to a specific Fund of the Trust. (See Mutual
    Fund)

    Global:  The entire world, including the United States.  (See International)

    Government Obligations:  Debt instruments issued by a government.

    Growth: An increase in value. Usually does not refer to any gains from dividends or interest unless re-invested.

    Illiquid: Not able to be converted to cash easily, quickly or without significant penalty. (See Liquidity)

    Income: Cash payments from an investment. Usually refers to dividends and interest.

    Individual Securities: A single issuer's security (stock, bond, etc.) as opposed to a mutual fund share representing ownership of many securities.

    Intermediate (Intermediate-term): Generally, periods of time of less than ten years and more than 52 weeks. (See Long-term and Short-term)

    International:  Outside the United States.  (See Global)

    Investment Advisor: A person or company which provides investment advice. In most cases must be registered with the Securities and Exchange Commission and specific states as required.

    Larger Companies: Generally refers to companies having market capitalization of $5 billion or more. The LCSF is not limited to companies in this size range and may include some Mid-Cap stocks.

    For LCSF, "larger companies" are defined as those having market capitalization of $3 billion or more.


    Liquidity:  The ability to convert an asset to cash.  (See Illiquid)

    Load: A sales charge assessed either at the time of purchase (front-end load) or upon withdrawal (back-end load) (See Sales Charge)

    Long-term: Generally, periods of time of ten years or longer. (See Intermediate and Short-term)

    Management Style: An investment manager's approach to investing, including general principles and philosophy, selection criteria and other factors.

    Manager: A person or firm which is in the business of managing investment portfolios.

    Maturity: The time when the principal must be repaid on an investment such as a bond, certificate of deposit or fixed rate annuity.

    Maturity Date: The date on which an investment becomes due (matures) and must be converted to cash by the issuer (redeemed).

    Micro-Cap Stocks: Generally stocks of companies having a market capitalization under $1 billion. The SCSF is not limited to companies in this size range and may include some Mid Cap Stocks.

    Mid-Cap Stocks: Stocks of companies that have a market capitalization in between Larger Companies and Smaller Companies; i.e. between $1 and $5 billion. Both the LCSF and SCSF may invest in Mid-Cap stocks.

    Money Market: Generally describes debt instruments having maturities of less than 52 weeks. These include Treasury Bills, Bankers Acceptances AND REPURCHASE AGREEMENTS.

    Money Market Funds: Mutual funds which invest in money market instruments and are managed in such a manner as to have a stable (though not guaranteed) net asset value.

    Mutual Fund: An entity set up to receive money from a number of investors who then hold shares of the fund which proportionately represent all the assets held by the Fund. (See Fund)

    Net Asset Value: The value at which a share of a mutual fund may be redeemed at the end of each trading day. It is determined by dividing the total of a fund's investments and other assets less any liabilities by the total number of outstanding shares of the fund. (See Public Offering Price)

    Non-qualified Plan: Not eligible for tax- deductible contributions. Examples include, but are not limited to non-qualified deferred annuities, deferred compensation agreements and "split dollar" life insurance plans. (See Qualified Plan )

    Numismatic Coins: Coins that have a value in addition to their monetary denominations because of rarity and/or condition.

    Open-end Fund: A mutual fund which has a changing number of shares allowing an unlimited amount of new shares to be purchased and sold directly. (See Closed-end Fund)
    Operating Expenses: The ongoing expenses of a mutual fund, including, but not limited to, acquisition costs, accounting, administration, computer systems, regulatory filings, tax reporting,, personnel, investment management fees, printing and general overhead.

    Performance: Usually refers to total return, net of expenses, of an investment over a period of time. (See Total Return)

    P.I.N.:  Personal Identification Number

    Portfolio: A list of all the investment assets owned by an individual or organization.

    Precious Metals: Metals considered valuable because of scarcity and/or economic usefulness and demand.

    Principal: The value of an original amount invested (property or capital owned) apart from any income received.

    Prospectus: A document containing information about a prospective investment.

    Public Offering Price: The maximum price, including the maximum sales charge at which an investor can purchase a share of a mutual fund on any given day. (See Net Asset Value)

    Qualified Plan: A retirement plan that qualifies for special tax status by the Internal Revenue Service. Generally, such plans allow pre-tax or tax-deductible contributions plus tax-deferral of all gains and investment income until withdrawn from the plan. Taxes are due for the year in which a withdrawal is made. Such plans include, but are not limited to Pension plans, profit sharing plans, 401(k) plans, 403(b) tax sheltered annuity plans, SEP plans and IRA plans. (See Non-qualified Plan)

    Real Estate Investment Trust (R.E.I.T.): A trust, usually set up as a closed-end fund, in which real estate is the main asset type. Shares can usually be bought and sold on a stock exchange in the same manner in which any individual security is bought and sold.

    Redemption: The buying back of a security or the payment of a debt or obligation.

    Retirement Plan: A qualified or non-qualified investment plan held for retirement purposes. In financial planning, a written plan defining objectives, investment projections and strategies for reaching a person's retirement objectives. Risk Management: The practice of identifying risks and employing reasonable strategies to minimize those risks. Investors should be aware that there are risks inherent in all investments, and that it is unreasonably to expect any investment manager to be able to avoid all risks.

    S&P 500 Index: An unmanaged group of 500 stocks selected by the Standard and Poor's Corporation. The numerical index value is a representation of the weighted average of the market value of those stocks.

    Sales Charge: A fee charged in connection with the purchase or sale of a mutual fund. This fee is separate from annual expense fees, and may be assessed either at the time of initial investment (front-end) or a the time of withdrawal (back-end). Most often these charges are used to cover the costs associated with account acquisition and set-up, including, but not limited to, advertising, promotion and compensation to marketing agents (i.e. broker-dealers or other advisors or solicitors). (See Load)

    Sales Load:  (See Sales Charge and Load)

    Sector Funds: Mutual funds which invest in specific industry or geographical sectors, either continually or when management believes a sector or sectors of the market offer greater opportunity.

    Securities: Stocks, bonds, notes and other financial instruments, investment or profit participation contracts.

    Securities and Exchange Commission: The regulatory arm of the U.S. government charged with oversight and enforcement of the laws and regulations governing the buying and selling of securities and those involved in the securities industry. Individual states also have their own securities commissions.

    Shares:  A proportional unit of ownership.

    Short-term: Generally, periods of time or maturities of less than 52 weeks. (See Intermediate-term and Long-term)

    Smaller Companies: Small Companies generally are companies with a market capitalization under $1 Billion. The SCSF is not limited to companies in this size range and may include some Mid-Cap stocks.

    For SCSF, "smaller companies" are defined as those having market capitalization of less than $3 billion.


    Special Situations: A term referring to investment opportunities arising out of special circumstances, such as a company reorganizing after bankruptcy or recovering from some other financial situation which has reduced its value, a company developing an unusual product or technology or an industry, country or economic conditions which present an unusual set of conditions for investment.

    Stock: The capital of a corporation represented by Shares. The value of a share of stock is the sum of the perceived market value of the issuer divided by the total shares outstanding.

    Tax-deferred: Taxes are not due until an investment is liquidated or matures. Examples of assets in which part or all of the total return is tax-deferred include qualified retirement plans, annuities, cash value life insurance and most forms of unrealized capital gains.

    Tax-exempt: Taxes are not assessed on income generated. Usually refers to interest paid on specific types of bonds issued by government agencies, states and municipalities.

    Total Return: A measurement of performance of an investment over a period of time which includes the sum of net capital gains plus income (dividends, interest or other distributions). Total return is most often expressed in dollars or as a percentage, either cumulatively (total increase or decrease over a period of time) or as an average (geometric mean) over a number of time periods (usually an annual average). Regarding mutual funds, Total Return usually assumes reinvestment of net capital gains and dividends.

    Transfer Agent: The entity responsible for processing shareholder transactions, including buying and selling shares and the distribution of income.

    Trust: A legal entity which holds assets for the benefit of another person or entity.

    Value:  The intrinsic worth of something,   usually expressed in dollars or
    the monetary measurement of the country in which the investment is held.

    Volatility: The ability of an investment's value to change. A certificate of deposit which cannot be traded daily has very low volatility whereas a stock which is traded daily can have a very high degree of volatility.

    Copyright 1996, STAAR Financial Advisors, Inc.

STATEMENT OF ADDITIONAL INFORMATION



                              THE STAAR INVESTMENT TRUST

                              604 McKnight Park Drive
                               Pittsburgh, PA  15237
                                  (412) 367-9076


         This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated June 30, 1998, as supplemented from time to time.

         This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.


                                       Date: September 21, 1998

                              THE STAAR INVESTMENT TRUST

                        STATEMENT OF ADDITIONAL INFORMATION
                                 TABLE OF CONTENTS

                                             Page

    General Information And History          26


    Investment Objectives and Policies       26



    Management of the Funds                  28



    Control Persons and Principal Holders
         of Securities                       28



    Investment Advisory and Other Services   28

    Brokerage Allocation and Other Practices 30

    Purchase, Redemption and Pricing of
     Securities Being Offered                30
    Tax Status                               31

    Calculation of Performance Data          31

    Other Information                        32

    Financial Statements                     33


    GENERAL INFORMATION AND HISTORY

              The Registrant,

    STAAR Investment Trust (SIT)

    was formed on
    February 28, 1996 for the purposes of commencing business as an investment company. It had engaged in no prior business activities.

    INVESTMENT OBJECTIVES AND POLICIES

              As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

         Each Fund has adopted certain fundamental investment policies.
    These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

              (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

               (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.


         (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

        (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

         (5) There are no fundamental policies relating to concentration of investments in a particular industry or group of industries.

         (6)The purchase of real estate is permitted in the AltCat (ACF)
    Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

               The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

         (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

          (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

           (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

         The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

              There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.


         The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:
              1) No Fund may   invest in securities for the purpose of
    exercising control over or management of an issuer; or
              2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.



    MANAGEMENT OF THE FUNDS

    Trustees

    Name                    Position Held               Principal Occupation(s)
    & Address               With Registrant             during Past 5 Years


    J. Andre Weisbrod       President of Trustees       President STAAR
                                                        Financial Advisors,
                                                        Inc., Pittsburgh, PA

    Ronald Benson           Secretary                   Business Consultant,
                                                        Regional Director,
                                                        Fellowship of Companies
                                                        for Christ,International

    Jeffrey Dewhirst        Trustee                     Investment  Banker,
                                                        Sewickley, PA

    John H. Weisbrod        Trustee                     Retired President of
                                                        Sea Breeze Laboratories

    Control Persons and Principal Holders of Securities

          There are no Control Persons or Principal Holders to report.

              The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.


    INVESTMENT ADVISORY AND OTHER SERVICES

                  The Advisor to the Trust is STAAR Financial
    Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA
    15237.  The President and principal owner of SFA is J. Andre
    Weisbrod. No other stockholder of the Advisor owns 5% or more of the Advisor.

              John H. Weisbrod, member of the Board of Trustees, is a minority stockholder of the Advisor and father of J. Andre Weisbrod.


              Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows: The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:

                                      Monthly Rate         Annualized
    INTF, LCSF & SCSF                 .0750%               .90%
    LTBF                              .0600%               .72%
    IBF                               .0525%               .63%
    ACF                               .0750%               .90%

         These are maximum fees and will be accrued daily and paid at the closing of the last business day of the month. The Advisor has agreed to waive fees as needed to keep advisor fees plus any 12(b)-1 fees from exceeding 1% of average net assets through 1999.

    CUSTODIAN
         The Registrant has contracted with Star Bank of Cincinnati, Ohio to be the Trust's custodian.


    BROKERAGE ALLOCATION AND OTHER PRACTICES


         Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

         It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions.

          The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.


    12b-1 Plan

    Effective September 3, 1998 The Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed
    In the prospectus under "Trust Expenses". 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.



    PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
    OFFERED

              Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York
    Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

    TAX STATUS

              Detailed information concerning the tax status of the Trust is contained in the Prospectus.


    CALCULATION OF PERFORMANCE DATA

              Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:


                                  P(1 + T)n = ERV


    where:

         P =  a hypothetical initial payment of $1,000
         T =  average annual total return
         n =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

         Dividends and capital gains are assumed to be reinvested. Total Return Performance Since Inception


    			  IBF      LTBF     LCSF     SCSF     INTF     ACF


    Payment         $1000    $1000    $1000    $1000    $1000    $1000

    Av.Annualized
    Tot Ret         4.8%     9.1%     20.0%    12.9%    7.6%     5.0%

    Years: 4/4/96
    to 12/31/97     1.74     1.74     1.74     1.74     1.74     1.74

    Ending
    Value           1084.66  1164.04  1374.02  1234.39  1135.71  1089.07




         Where Yield is calculated, the following formula is used:

                       YIELD = 2 [(a-b + 1)6 - 1]
                                    cd

         where:

         a =  dividends and interest earned during the period.
         b =  expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

       Yield Calculation 30 Days Ended 12/31/1997

    			    IBF      LTBF     LCSF     SCSF     INTF     ACF


    Divs &
    Int Earned        3450     1797     7965     3114     10486    2939

    Expenses
    Accrued           316      190      1008     931      874      242

    Avg. Shrs.
    Outstanding       63188    30768    95566    99304    98235    28474

    Max
    Offering
    price end
    of Period         10.22    10.81    12.16    11.44    10.50    10.54


    30 Day
    Yield             5.89%    5.87%    7.29%    2.32%    11.45%   11.03%




    OTHER INFORMATION

              The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

              Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

    FINANCIAL STATEMENTS

    STAAR INVESTMENT TRUST
    FINANCIAL STATEMENTS
    DECEMBER 31, 1997

    CERTIFIED PUBLIC ACCOUNTANTS
    CARSON & COMPANY
    P.O. BOX 395
    201 VILLAGE COMMONS
    SEWlCKLEY, PA 15143
    (412) 741-8588
    FAX (412) 741-0833

    Independent Auditor's Report

    To the Shareholders and Trustees
    Staar System Trust

    We have audited the statement of assets and liabilities, including the schedules of investments of Staar System Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company
    Stock Fund, Smaller Company Stock Fund, International Fund and
    Alternative Categories Fund) as of December 31, 1997, and the related statements of operations and cash flows for the period then ended, the statement of changes in net assets for the period then ended, and the selected per share data and ratios for the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Staar System Trust as of December 31, 1997, the results of their operations and their cash flows for the period then ended, the changes in their net assets for the period then ended, and the selected per share data and ratios for the period then ended, in conformity with generally accepted accounting principles.

     Sewickley, PA
     May 29, 1998

                   STAAR SYSTEM TRUST
            STATEMENT OF ASSETS AND LIABILITIES
                     DECEMBER 31, 1997

                          ASSETS

    Investments in securities, at value -
     indentified cost $4,574,944(Note 4)          $ 4,834,394
    Cash                                                1,031
    Bond Interest Receivable                           16,692

       Total Assets                                 4,852,117

                        LIABILITIES
    Note Payable - Investment Advisor (Note 5)          1,422
    Accounts Payable - Investment Advisor               3,526
    Accrued Capital Stock Tax                              75
    Accounts Payable - Trustees                           675

       Total Liabilities                                5,698

                       NET ASSETS

    Net assets (see supplemental information for
       per share data by shares of beneficial
       interest outstanding) (Notes 3 and 4)      $ 4,846,419

    NOTE: The accompanying notes are an integral part of these financial statements.

         1 SST INTERMEDIATE BOND FUND  Portfolio Valuation Date 12/31/1997




    Quantity Description                    UnitCost Price     Cost     MktVal
UnrealG/L  % of Val.


    13,823  Cash & Equiv.                   100.00   100.00    13,823   13,823
0      2.3%

    20,000  US Tr Nt 6.50 4/30/99           100.73   101.03    20,146   20,206
60      3.3%

    45,000  US Tr Nt 6.25 8/31/00            98.97   101.31    44,535   45,591
1,056      7.4%

    20,000  US Tr Nt 6.375 8/15/02          100.45   102.53    20,089   20,506
417      3.4%

    20,000  US Tr Nt 6.5 5/15/05            100.19   104.2     20,038   20,844
806      3.4%

    25,000  US Tr Nt 7.0 7/15/06            100.77   107.94    25,192   26,984
1,793      4.4%

    10,000  FHLMC Deb 6.06 6/09/00           99.87   100.00     9,987   10,000
13      1.6%

    25,000  FHLMC Deb 6.5 9/30/04           100.00    99.97    25,000   24,992
(8)     4.1%

    20,000  FHLMC Deb 5.8  3/19/99           99.25    99.75    19,850   19,950
100      3.3%

    40,000  Fed Hm Ln Bk 5.94 1/30/01        99.82    99.47    39,929   39,787
(141)     6.5%

    25,000  Fed Nat Mtg Ass 7.32 5/3/06     100.00   103.00    25,000   25,750
750      4.2%

    25,000  Fed Nat Mtg Ass 7.52 4/23/04    101.39   101.13    25,348   25,281
(67)     4.1%

    25,000  Fed Nat Mtg Ass 7.43 8/04/05    100.00   101.00    25,000   25,250
250      4.1%

    35,000  Fed Nat Mtg Ass 6.51 11/05/02   100.49   100.00    35,170   35,000
(170)     5.7%

    20,000  TVA Pwr 93Ser 6.125 7/15/03      97.00   100.38    19,400   20,075
675      3.3%

    13,000  TVA Pwr 95Ser 6.375 6/15/05      97.25   101.75    12,643   13,228
585      2.2%

    25,000  Avco Fin Srv 7.375 8/15/01      102.00   103.75    25,500   25,938
438      4.2%

    20,000  BellSth Tel NC 6.5 2/01/00      100.25   101.00    20,050   20,200
150      3.3%

    20,000  DetEd SecMdTrch#59 6.27 3/15/00 100.00   100.25    20,000   20,050
50      3.3%

    20,000  IBM NT BkEnt NC 7.25 11/01/02   102.14   102.00    20,427   20,400
(27)     3.3%

    35,000  IBM Cred Corp MTN 6.25 10/2/00  100.00    99.75    35,000   34,913
(88)     5.7%

    31,000  Marriott Intl 7.125 6/1/07      102.50   103.75    31,775   32,163
388      5.3%

    25,000  M Lynch&Co NTS NC 8.0 2/01/02   103.50   105.88    25,875   26,469
594      4.3%

    15,000  Morg Stnly Nt 6.375 12/15/03     96.90    99.63    14,535   14,944
409      2.4%

    30,000  Student Ln Mkt Ass 6.07 2/14/02  99.50    99.00    29,850   29,700
(150)     4.9%


    Total Account                                              604,162  612,044
7,882    100.0%

    See notes to financial statements

     2 SST LONG TERM BOND FUND Portfolio Valuation Date 12/31/97



    Quantity Description                    UnitCost  Price    Cost     MktVal
UnrealG/L   % of Val.


    38,233  Cash & Equiv.                   100.00   100.00    38,233   38,233
0       11.4%

    10,000  US Tr Nt 5.625 2/15/06           92.70    98.88     9,270    9,888
618        3.0%

    55,000  US Tr Nt 7.25 5/15/16           101.92   113.88    56,078   62,631
6,553       18.7%

    25,000  US Tr Nt 7.125 2/15/23          100.88   114.13    25,219   28,531
3,312        8.5%

    15,000  US Tr Nt 6.875 8/15/25           99.99   111.50    14,998   16,725
1,727        5.0%

    20,000  US Tr Nt 7.25 8/15/22           100.81   115.53    20,163   23,106
2,944        6.9%

    20,000  FHLMC Deb 7.375 10/25/11         99.50   103.31    19,900   20,663
763        6.2%

    20,000  Bear Strn MtnTr798 7.4 11/20/17 100.00    99.00    20,000   19,800
(200)       5.9%

    20,000  Disney Co Mtn Semi 7.75 9/30/11 100.00   104.50    20,000   20,900
900        6.2%

    10,000  FPL Grp Cap Inc 7.625 5/01/13   100.26   104.13    10,025   10,413
388        3.1%

     5,000  GE Cap Md Trm NTS 7.35 8/08/11   98.67   101.00     4,933    5,050
117        1.5%

    20,000  Gen Mot Corp Nts 7.10 3/15/06    99.31   104.50    19,861   20,900
1,039        6.2%

    15,000  Morgn Stnly Cap Gr 7.45 7/3/12  100.00   101.63    15,000   15,244
244        4.6%

    12,000  NY Tel Co Ref Mtg R 7.5 3/1/09  100.25   102.00    12,030   12,240
210        3.7%

    15,000 Salomon Inc Mtn G 7.75 7/15/16   100.00   100.13    15,000   15,019
19        4.5%

    15,000  So.Westn Bell Deb 6.75 6/01/08   96.25   101.13    14,438   15,169
731        4.5%


    Total
    Account                                                    315,147  334,510

19,363      100.0%


    See notes to financial statements

  3 SST LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/97

Quantity Description                        UnitCost Price   Cost     MktVal
UnrealG/L   % of Val.


    38,233  Cash & Equiv.                   100.00   100.00  38,233   38,233
0           11.4%


    U.S. Lar
    ger Comp
    any Stoc
    k Mutual
    Funds

    993     Clipper Fund                    68.29    76.86   67,808   76,317
8,510       6.0%

    1302    Dodge & Cox Stock Fund          85.57    94.57   111,439  123,163
11,724      9.6%

    10309   Franklin Equity Fund Cl 1       10.36    9.74    106,780  100,408
(6,372)     7.9%

    2799    Franklin Growth Fund Cl 1       24.79    27.09   69,378   75,817
6,439       5.9%

    4528    Fundamental Investors Fund      24.71    27.40   111,893  124,062
12,170      9.7%

    1863    Managers Income Equity Fund     29.81    31.07   55,519   57,871
2,352       4.5%

    4549    Putnam Investors A Fund         10.99    11.24   50,000   51,129
1,129       4.0%

    916     Torray Fund                     33.33    33.85   30,532   31,011
479         2.4%

    2,536   T Rowe Price Equity Income      21.23    26.07   59,987   73,658
13,671      5.8%

    5,737   Washington Mutual Investors     24.87    30.35   142,700  174,117
31,417      13.6%

    U.S. Lar
    ger Comp
    any Stoc
    k Unit
    Trusts

    3,500   Peroni Top 10 Grwth Tr 97 Ser   9.94     14.01   34,794    49,051
14,258      3.8%

    5,000   Peroni Top 10 Grwth Tr 98 Ser   9.89     10.08   49,432    50,379
947         3.9%

    U.S. Mi
    d-Cap L
    arger
    Company
    Stocks

    1,266   Mairs and Power Growth Fund     63.60    86.67   80,531    109,746
29,215      8.6%

    1,530   Strong Schafer Value Fund       49.28    63.90   75,389    97,750
22,362      7.7%

    Total
    Account                                                  1,128,012 1,276,312

148,300     100%

    See notes to financial statements

  4 SST SMALLER COMPANY STOCK FUND Portfolio Valuation
                                                            12/31/97


    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    76,532  Cash & Equiv.                   100.00   100.00  76,532    76,532
0           6.5%


    U.S.
    Small
    er
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s


    6,382   Acorn Fund                      15.88    16.99   101,341   108,433
7,091       9.2%

    10,132  Franklin Small Cap Growth Fund  20.48    22.93   207,495   232,331
24,837      19.7%

    6,735   Ivy Emerging Growth Fund A      25.93    27.67   174,629   186,368
11,739      15.8%

    802     Managers Special Equity Fund    50.14    61.17   40,215    49,059
8,844       4.2%

    6,638   SSGA Small Cap Fund             18.91    21.02   125,543   139,525
13,982      11.8

     U.S.
    Mid-
    Cap
    small
    er
    Com
    pany
    Stock
    s

    1,308   PBHG Growth Fund                25.21    25.39   32,990    33,219
229         2.8%

    2,369   Putnam Capital Apprec. Fund A   21.32    21.48   50,499    50,889
389         4.3%

    2,953   T Rowe Price New Horizons Fd    22.83    23.30   67,429    68,808
1,379       5.8%

    U.S.
    Micr
    ocap
    Stock
    Mutu
    al
    Fund
    s

    10,373  Franklin Microcap Value Fund    19.16    22.44   198,711   232,766
34,055      19.8%

    Total
    Account                                                  1,075,384 1,177,931
102,547     100%

    See notes to financial statements

  5 SST INTERNATIONAL FUND Portfolio Valuation Date 12/31/97

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    64,040  Cash & Equiv.                   100.00   100.00  64,040    64,040
0           5.7%

    Inter
    natio
    nal
    Stock
    Mutu
    al
    Fund
    s

    5,162   Europacific Fund                26.09    26.02   134,672   134,311
(361)       11.9%

    3,606   Hotchkis & Wiley Int'l Fund     20.49    22.67   76,173    84,269
8,097       7.5%

    6,118   Ivy International Fund          35.77    39.03   218,880   238,802
19,922      21.2%

    4,520   Putnam Int'l Growth Fund A      16.59    16.67   75,000    75,351
351         6.7%

    5,929   T Rowe Price Int'l Stock Fund   13.23    13.42   88,558    89,830
1,273       8.0%

    23,182  Templeton Foreign Fund I        10.47    9.95    242,624   230,662
(11,962)    20.5%

    4,307   Warburg Pincus Int'l Equity Fd  20.22    17.01   87,065    73,261
(13,804)    6.5%

    Develop
    ing Mar
    kets Mu
    tual
    Funds

    10,491  Templeton Developing Mkts Tr I  15.47    12.94   162,342   135,753
(26,589)    12.1%

    Total
    Account                                                  1,149,352 1,126,278
(23,074)    100%

    See notes to financial statements

  6 SST ALTCAT FUND Portfolio Valuation 12/31/96

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    38,076  Cash & Equiv.                   100.00   100.00  38,076    38,076
0           12.4%

    U.S.
    Mid-
    Cap
    Large
    r
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s

    687     Muhlenkamp Fund                 32.82    36.55   22,537    25,096
2,559       8.2%

    Glob
    al
    Small
    er
    Co.
    Stock
    Mutu
    al
    Fund
    s

    2,111   Franklin Mutual Discovery Fd I  18.47    18.83   38,993    39,742
749         12.9%

    421     Small Cap World Fund I          26.12    25.98   10,995    10,936
(60)        3.6%

    Alter
    nativ
    e
    Cate
    gorie
    s

    478.41  Franklin Gold Fund I            14.58    8.45    6,973     4,043
 (2,931)    1.3%

    1,589   Franklin Real Estate Sec Fd I   14.63    18.09   23,245    28,747
5,501       9.4%

    2,688   Franklin Nat. Resources Fd I    14.71    14.34   39,545    38,539
(1,006)     12.5%

    4,354   Ivy China Region Fund A         9.44     8.04    41,114    35,007
(6,107)     11.4%

    3,101   Templeton Latin America Fund I  12.14    12.79   37,662    39,667
2,005       12.9%

    920.86  Templeton Global Real Estate I  13.88    15.38   12,782    14,163
1,381       4.6%

    703     Vanguard Special Energy Fund    23.09    24.14   16,229    16,966
737         5.5%

    227     Vanguard Special Health Fund    64.83    71.88   14,737    16,339
1,602       5.3%


    Total
    Account                                                  302,887   307,319
4,432       100%

    See notes to financial statements

    STAAR SYSTEM- TRUST
    STATEMENT OF OPERATIONS
    PERIOD FROM INCEPTION (MARCH 19, 1996) THROUGH
                       DECEMBER 31, 1996

    Investment Income
          Mutual fund dividends                    $ 69,802
          Interest and money market
          fund dividends                             54,502
             Total Income                                      $124,304

    Expenses
       Investment advisory fees (Note 5)           $ 24,976
       Trustee fees (Note 5)                       $  2,700
       Foreign Taxes Paid                          $  2,107
       Pennsylvania Capital Stock Tax              $    300
       Interest                                    $     70
       Other Expenses                              $    189
             Total Expenses                                    $ 30,342

             Investment income-net                             $ 93,962

    Realized and unrealized appreciation on
     investments
       Realized long term capital gain dividends
       from mutual funds                           $135,279
       Sales of securities                         $  6,577
                                                               $141,856

       Unrealized appreciation of investments for
            the period (Note 4)                                $188,631
          Net realized gain and unrealized apprec
            iation on investments                              $330,487

             Net increase in net assets resulting
              from operations                                  $424,449

    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                                     Period From
                                                                     Inception
                                                    Year Ended       (3/19/96)
                                                    December 31,     Through
                                                    1997             12/31/96
    Increase in net assets from operations:
       Investment income- net                       $   93,962       $  42,940
       Net realized gain on investments             $  141,856       $  46,523
       Unrealized appreciation of investments       $  188,631       $  70,817

             Net increase in net assets resulting
              from operations                       $  424,449       $ 160,280

    Distributions to shareholders from:
       Investment income                            $( 87,129)       $( 38,885)
       Realized long term gains - mutual funds      $(141,856)       $( 46,523)
             Total distributions                    $(228,985)       $( 85,408)

    Capital share transactions (Note 3)
       Purchases                                    $2,044,858       $2,465,597
       Redemptions                                  $( 238,765)      $(  10,000)
       Reinvestment of dividends                    $  228,985       $   85,408
          Net increase in net assets resulting
             from capital share transactions        $2,035,078       $2,541,005

             Total increase in net assets           $2,230,542       $2,615,877

    Net assets
       Beginning of period                          $2,615,877       $        0

       End of period (including undistributed
          Investment income of $10,888 and $4,055)  $4,846,419       $2,615,877

    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    STATEMENT OF CASH FLOWS
    YEAR ENDED DECEMBER 31, 1997

     Net increase in net assets from operations             $  424,449

    Adjustments required to reconcile to net cash provided by operating activities:

          Unrealized appreciation of investments              (188,631)
          (Increase) decrease in:
             Bond Interest Receivable                           (8,737)

          Increase (Decrease) in:
             Accrued Interest                                       70
             Taxes Payable                                        (225)
             Accounts Payable                                    1,802

       Net cash provided by operating
        activities                                             228,728

    Cash provided (used) by investment activities
       Investments Purchased                                (2,224,344)
       Sales or redemptions                                    189,447

       Net cash (used) by investment activities             (2,034,897)

    Cash provided (used) by financing activities
       Advance on note payable - Investment Advisor                300
       Shareholder Contributions                             2,044,858
       Shareholder Redemptions (including $158,682
          Re-invested in other Trust Funds)                   (238,765)
       Dividends declared                                     (228,985)
       Dividends reinvested by shareholders                    228,985

       Net cash provided by financing activities             1,806,393

    Increase (Decrease) in Cash During Period                      224

       Cash Balance - beginning of period                          807
       Cash Balance - end of period                         $    1,031

    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    NOTES TO FlNANClAL STATEMENTS
    DECEMBER 31, 1997

    NOTE 1 - ORGANIZATION AND PURPOSE

    Staar System Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996.

    The Trust is registereds with the Securities and Exchange
    Commission under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

    NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

    The Intermediate Bond Fund
    The Long-Term Bond Fund
    The Larger Company Stock Fund
    The Smaller Company Stock Fund
    The International Fund
    The Alternative Categories Fund

    Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

    Security Valuation - Investments in mutual funds are stated at net asset value on the date of valuation. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

    Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distributes all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

    Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.


    NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    (continued) Other - The Trust follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities.

    Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

    NOTE 3 - SHAREHOLDER TRANSACTIONS

    The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in Note 2. All dividends declared during the year ended December 31, 1997 and the period ended Decemebr 31, 1996 were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as follows:


    Period from Inception (Mar. 19, 1996) through December 31, 1996

    Fund    Sold    Reinvestment Of Dividends    Redemption    December 31, 1996
    Balance
    Shares   Amount $    Shares   Amount $    Shares   Amount $    Shares
Amount $


    Intermediate
    Bond Fund     25,591.761  $  249,494  353.068   $  3,435  252.382  $( 2,500)
25,692.447   $  250,429

    Long-Term
    Bond Fund     20,607.239  $  204,391  387.686   $  3,818    0.000  $      0
25,692.447   $  208,209


    Larger
    Company
    Stock Fund    66,856.772  $  679,630  2,682.903 $ 28,487  237.210  $  2,500
69,302.465   $  705,617


    Smaller
    Company
    Stock Fund    61,894.040  $  638.630  3,027.516 $ 31,219  232.682  $  2,500
64,688.874   $ 667,349


    International
    Fund          56,251.172  $  574.550  1,451.105 $ 15,616  236.848  $  2,500
57,465.429   $ 587,666


    Alternative
    Categories
    Fund          11,852.270  $  118,902    276.446 $  2,833    0.000  $      0
12,128.716   $ 121,735


    Total
    Amount                    $2,465,597            $ 85,408           $ 10,000
             $2,541,005




    Year Ended December 31, 1997

    Fund    Sold    Reinvestment Of Dividends    Redemption    December 31, 1996
    Balance
    Shares   Amount $    Shares   Amount $    Shares   Amount $    Shares
Amount $


    Intermediate
    Bond Fund     48,046.329  $  485,679  1,975.548  $ 19,941 14,811  $(150,849)
60,903.780   $  605,200

    Long-Term
    Bond Fund     9,035.332   $   93,954  1,404.003  $ 14,600 95.010  $(  1,000)
31,339.247   $  315,763


    Larger
    Company
    Stock Fund    30,683.744  $  367,927  8,312.027 $101,088  3,409   $ (42,803)
104,889.391   $1,131,829


    Smaller
    Company
    Stock Fund    36,619.496  $  389,837  2,826.740 $ 32,346  1,258   $ (14,389)
102,876.597   $1,075,143


    International
    Fund          45,969.420  $  520,694  5,528.096 $ 58,042  1,749   $ (21,228)
107,213.876   $1,145,174


    Alternative
    Categories
    Fund          17,482.863  $  186,767    281.580 $  2,968  742.303 $  (8,496)
29,150.856   $ 302,974


    Total
    Amount                    $2,044,858            $228,985          $(238,765)
             $4,576,083




    NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

    Following is a summary of unrealized gains and losses for each portfolio as of December 31, 1997:

    <Caption
                                           _____Unrealized___
                                                                  Market
                             Cost    Gain     Loss       Net        Value

    Intermediate Bond     $ 604,162    8,533  $ (651)   $ 7,882     $  612,044
    Long Term Bond          315,147   19,563    (200)    19,363        334,510
    Larger Company
    Stock Fund            1,128,012  154,672  (6,372)   148,300      1,276,312
    Smaller Company
    Stock Fund            1,075,384  102,547       0    102,547      1,177,931
    International Fund    1,149,352   29,643  (52,717)  (23,074)     1,126,278
    Alternative Categories
     Fund                   302,887   14,535  (10,103)    4,432        307,319

                          4,574,944  329,493  (70,043) $259,450     $4,834,394

    NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES: Effective
    April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with STAAR Financial Advisors, Inc. (formerly Staar System
Financial Services, Inc., a related party
    (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through April 1,
1999.  The advisor furnishes investment management and advisory services
    (rate varies for each portfolio in accordance with a fee schedule ranging from
    .62% to .90% of average daily net asset value). During the period ended December 31, 1997, the investment advisor waived fees aggregating $6,083.
This was to reimburse shareholders for 70% of a retroactive front load charged by a mutual fund which had originally waived the load based on volume commitments, which were not achieved. The balance of this retroactive front end load ($2,607) was absorbed by the fund shareholders through a reduction of the number of shares owned in the mutual fund.

                                   Amount of           Fees Waived
         Fund                      FeesWaived          Per Share
    Larger Company Stock Fund  $3,793                  $ .05
    International Fund          2,115                    .03
    AlternativeCategoriesFund     175                    .01


    NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES (continued)
    The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organization expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years.

    The Trustees of Staar Investment Trust are compensated as a group at a rate of $900 per calendar quarter.

    Certain affiliated persons held aggregate investments in the respective portfolios as of December 31, 1997 as follows:


                                             Shares       Value
    Intermediate bond fund                   8,239.609   $ 84,209
    Long term bond fund                      1,685.064     18,223
    Larger company stock fund                8,907.733    108,332
    Smaller company stock fund              16,472.942    188,498
    International fund                      14,227.884    149,386
    Alternative categories fund              4,018.361     42,352

    NOTE 6 - NOTE PAYABLE - INVESTMENT ADVISOR

    The Investment Advisor has provided advances to the Company to cover initial operating expenses. The resulting note is payable on demand, together with interest at 7% which aggregated $122 as of December 31, 1997.

                  STAAR SYSTEM TRUST
                Supplementary Information
           Selected Per Share Data and Ratios
         Period from Inception (March 19, 1996)
                Through December 31, 1997

Note: Actual date when initial seed money was invested to start Fund accounts was 4/4/96.

Selected Per-Share Data


                               Year End December 31
            --IBF--    --LTBF--   --LCSF--   --SCSF--   --INTF--    --ACF--
                 1997    1996    1997    1996    1997    1996    1997    1996
1997    1996    1997    1996

NAV Beg Period   9.97    0.00    10.25   0.00    10.62   0.00    10.31   0.00
10.76   0.00    10.25   0.00

Net Inv Income   0.52    0.30    0.62    0.32    0.21    0.13    0.13    0.18
0.16    0.15    0.10    0.15

Net realized
and unrealized
gains on
securities       0.13    0.09    0.50    0.27    2.37    0.75    1.33    0.31
0.15    0.68    0.28    0.31

Total income
from investment
operations       0.65    0.39    1.12    0.59    2.58    0.88    1.46    0.49
0.31    0.83    0.38    0.46


Net Dist. from
Inv. Income      -0.39   -0.17   -0.56   -0.26   -0.21   -0.14   -0.13   -0.19
-0.16   -0.15   -0.10   -0.16

Net Dist. From
Net Realized
Gains            -0.01   0.00    0.00    0.00    -0.83   -0.28   -0.19   -0.31
-0.41   -0.13   0.00    -0.08

Total
Distributions    -0.40   -0.17   -0.56   -0.26   -1.04   -0.42   -0.32   -0.50
-0.57   -0.28   -0.10   -0.24


Net Asset Values

   Shares
   Purchased     FY      9.75    FY      9.92    FY      10.16   FY      10.32
FY      10.21   FY      10.03

   End of Yr     $10.22  $9.97   $10.81  $10.25  $12.16  $10.62  $11.45  $10.31
$10.50  $10.76  $10.53  $10.25


Ratios

Net Assets at
End of Year
(in $1000's)     622     256     339     215     1,276   736     1,177   667
1,126   618     307     124

Portfolio
Turnover Rate    8.97%   0.00%   0.00%   6.21%   10.47%  0.00%   5.04%   0.00%
0.00%   0.00%   3.48%   0.00%


Ratio of
Expenses to
Average
Net Assets (%)   0.56%*  0.39%   0.64%*  0.44%*  0.65%   0.99%   0.97%   0.99%**
0.96%** 1.42%*  0.82%*  0.74%

Ratio of Net
Investment
Income to Avg.
Net Assets (%)   5.56%   1.05%   5.86%   2.55%   2.22%   1.54%   1.36%   3.00%
1.76%   1.88%   1.29%   1.60%

* Advisory Fees were waived as follows:

       12/31/96   12/31/97

IBF     $ .02     $   -
LTBF      .02         -
ACF       .03       .01
LCSF        -       .05
INTF        -       .03

** Includes foreign tax paid equal .43% in 1996 and .18% in 1997

See notes to financial statements
FY:  First year calculation
NOTE: Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996.


                EXAMPLE OF PRICE MAKE-UP
                  Using 12/31/1997 Data



    IBF
    LTBF
    LCSF
    SCSF
    INTF
    ACF

    Total
    Assets
    612,042
    334,510
    1,276,312
    1,177,931
    1,126,278
    307,318


    Plus
    Total
    Interest
    Accoun
    ts
    10,738
    4,608
    415
    305
    372
    189


    Less
    Expens
    e
    Accoui
    nts
    (348)
    (208)
    (1107)
    (1024)
    (858)
    (265)


    Equals
    Total
    Net
    Assets
    622,432
    338,910
    1,275,620
    1,177,212
    1,125,692
    307,242


    Divided
    by total
    shares
    outstan
    ding
    60,904
    31,339
    104,889
    102,877
    107,214
    29,151


    Equals
    net
    asset
    value
    10.22
    10.81
    12.16
    12.44
    10.50
    10.54


                                      PART C


                                 OTHER INFORMATION

    Item 24. Financial Statements and Exhibits

    (a)                     Financial statements:
                            Included in Part A:
                                       None

                            Included in Part B:

                                                               Page Number
                                                                in this Report
    Independent Auditor's Report...........................
    Statement of Assets and Liabilities...................
    Portfolio Valuation..........................................
    Statement of Operations..................................
    Statement of Changes in Net Assets..................
    Statement of Cash Flows.................................
    Notes to Financial Statements............................
    Supplementary Information..............................
    Example of Price Make-up..............................

    Included in Part C:

    The required Schedules are omitted because the required information is included in the financial statements included in Part A or Part B, or because the conditions requiring their filing do not exist.

    (b) Exhibits

    Exhibit
    Number

             Description of Exhibit
    X(1)         Declaration of Trust of the Registrant

    X(2)         By-laws of the Registrant

     (3)         Not Applicable


    X(4)         Action of Trustees Establishing Funds

    X(5)         Form of Investment Advisory Agreement between
                    Registrant and Staar System Financial Services, Inc.  (the
                    "Advisor")

     (6)         Not Applicable

     (7)         Not Applicable

    XX (8)      Custodian Agreement between Registrant and StarBank.

    X(9)(a)      Form of Transfer Agency and Shareholder Services
                     Agreement among Registrant and the Advisor (see 5 above)

    X(9)(b)     Consent to Use of Name contained in (5) above

    X(10)        Opinion of Counsel and Consent of Counsel

     (11)        Consent of Independent Accountants

     (12)        Not Applicable

     (13)        Not Applicable

     (14)        Not Applicable

     (15)        Not Applicable

     (16)        Not Applicable

     (17)        Not Applicable

    X -   Filed with Initial N-1A and incorporated herein by reference.
    XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.


    Item 25.     Persons Controlled by or Under Common Control with
                              Registrant

    The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.




    Item 26.           Number of Holders of Securities

    Set forth below are the number of record holders, as of December 31, 1997 of the shares of beneficial interest of the Registrant:

       Title of Class  Number of Record Holders
                      Shares of Beneficial Interest,
                      no par value
         IBF            32
         LTBF           24
         LCSF           41
         SCSF           47
         INTF           46
         ACF            36


    Item 27.     Indemnification

    Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant. Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

    Item 28.      Business and Other Connections of Investment Adviser

    Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

    Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.



    Name                      Position with Advisor               Other
    Business





    J. Andre Weisbrod         President, Director        Registered
                                                         Representative
                                                         Olde Economie Financial
                                                         Consultants, Ltd

    Charles Sweeney           Secretary & Director       Marketing Consultant
                                                         Graphic Arts Technology
                                                         Council; Before 1992
                                                         Graphic Arts Sales
                                                         Eastman Kodak
                                                         Company

    Carl J, Dorsch                    Director           Retired




    Item 29.   Principal Underwriter

               Inapplicable.

    Item 30.   Location of Accounts and Records

    The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at STARBANK, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH, 45201-1118, and, as to the transfer and dividend disbursing agent functions, % of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

    Item 31.  Management Services

               Inapplicable.

    Item 32.   Undertakings

             (a) The Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months after the effective date of this Registration Statement under the Securities Act of 1933, as amended.

             (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report (when available) to shareholders upon request and without charge.

              (c) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Funds outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16 of the Investment Company Act of 1940, as amended.



                                   NOTICE

    "The Intermediate Bond Fund (IBF)," "The Long-Term Bond
    Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund
    (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

    SIGNATURES

    Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 9th day of May, 1997.



                                   The Staar System Trust

                                         Registrant

                                    By: J. Andre Weisbrod, Trustee


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




    J. Andre Weisbrod
    Trustee             September 9, 1998
    (Signature)          (date)